Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Domestic customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (8,752,400)	$ (5,637,756)	$ (3,459,063)
Impairment of accounts receivable	593,703	(3,114,644)	(2,178,693)
Balance at the end of the year	(8,158,697)	(8,752,400)	(5,637,756)
Export customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(167,546)	(190,779)	(282,917)
(Increase) cancellation(1)	(16,032,261)	1,320	143,689
Translation effects	(38,160)	21,913	(51,551)
Balance at the end of the year	$ (16,237,967)	$ (167,546)	$ (190,779)